Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Jun. 30, 2013	Oct. 20, 2012
Short-term Debt [Line Items]
Purchase commitments obligation 2013			$ 344		$ 67
Purchase commitments obligation 2014			318		94
Purchase commitments obligation 2015			257		36
Purchase commitments obligation 2016			7		23
Purchase commitments obligation 2017			7		23
Purchase commitments obligation thereafter			58		104
Outstanding letters of credit			55		45
Office of State Revenue Assessment						5
Accrued stamp duty			3			3
Penalty tax						2
Trades and other payables			3
Minimum rental commitments due 2013			29
Minimum rental commitments due 2014			27
Minimum rental commitments due 2015			25
Minimum rental commitments due 2016			23
Minimum rental commitments due 2017			23
Minimum rental commitments due thereafter			157
Total rental expense relating to operating lease	1	12	8	15
Disputed claims received			11
Capital cost incurred due to legal dispute agreement			1
UBS Revolver [Member]
Short-term Debt [Line Items]
Outstanding letters of credit			29		25
ABSA Revolver [Member]
Short-term Debt [Line Items]
Outstanding letters of credit					$ 17